Interests in Other Entities - Disclosure of Key Assumptions in Calculating VIU for Investments (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Santander UK plc
Disclosure of subsidiaries [line items]
Decrease in cash flows projections	5.00%	5.00%
Increase in discount rate	1.00%	1.00%
Decrease in GDP growth rate	0.10%	0.10%
Value in use estimate, impairment increase sensitivity for cash flows adjustment	£ (773)	£ (607)
Value in use estimate, impairment increase sensitivity for discount rate adjustment	(1,212)	(1,261)
Value in use estimate, impairment increase sensitivity for GDP growth rate adjustment	£ (42)	£ (24)
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Decrease in cash flows projections	5.00%	5.00%
Increase in discount rate	1.00%	1.00%
Value in use estimate, impairment increase sensitivity for cash flows adjustment	£ (18)	£ (19)
Value in use estimate, impairment increase sensitivity for discount rate adjustment	£ (29)	£ (28)